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CR Prospectus | Royce Small-Cap Total Return Fund
Royce Small-Cap Total Return Fund
Investment Goals
Royce Small-Cap Total Return Fund’s investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CR Prospectus - Royce Small-Cap Total Return Fund	Consultant Class	R Class
Maximum sales charge (load) imposed on purchases	none	none
at the time of purchase or redemption, whichever is less)	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CR Prospectus - Royce Small-Cap Total Return Fund		Consultant Class	R Class
Management fees		1.00%	1.00%
Distribution and/or service (12b-1) fees		1.00%	0.50%
Other expenses		0.23%	0.41%
Acquired fund fees and expenses		0.04%	0.04%
Total annual Fund operating expenses	[1],[2]	2.27%	1.95%
[1]	The Fund’s total annual operating expense ratios are subject to change in response to changes in the Fund’s average net assets or for other reasons. A decline in the Fund’s average net assets can be expected to increase the impact of operating expenses on the Fund’s total annual operating expense ratios.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds and other investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - CR Prospectus - Royce Small-Cap Total Return Fund - USD ($)	Consultant Class	R Class
1 Year	$ 230	$ 198
3 Years	709	612
5 Years	1,215	1,052
10 Years	$ 2,605	$ 2,275

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments, and/or other methods of returning capital to shareholders such as issuer share repurchases, are often a positive signal that may indicate attractive attributes, including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in companies that pay regular dividends and/or return capital to shareholders. Royce favors companies that fall into one of three investment themes: “Compounder” companies possess what Royce believes are outstanding business models, strong financial characteristics, and above-average growth potential. “Quality Value” companies have attractive profit margins, strong free cash flows, high returns on invested capital, and low leverage that also trade at what Royce believes are attractive valuations. “Special Situations” are companies that may have complex business models and/or require a catalyst for growth, such as spin offs, turnarounds, and/or unrecognized asset values.

The Fund invests at least 65% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, at least 65% of the Fund’s net assets will be invested in equity securities issued by small-cap companies. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns Consultant Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 24.92% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.47% (quarter ended 3/31/20).

Average Annual Total Returns As of 12/31/22 (%)

The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - CR Prospectus - Royce Small-Cap Total Return Fund	1 Year	5 Years	10 Years
Consultant Class	(14.15%)	3.10%	7.07%
R Class	(13.87%)	3.45%	7.46%
After Taxes on Distributions | Consultant Class	(16.79%)	(0.85%)	3.75%
After Taxes on Distributions and Sale of Fund Shares | Consultant Class	(6.65%)	2.17%	5.31%
Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	(14.48%)	4.13%	8.48%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	(20.44%)	4.13%	9.01%